Borrowings - Schedule of Movements of Borrowings (Detail) - Long-term borrowings [member]	12 Months Ended
Dec. 31, 2017 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 4,339,028,360
New borrowings	2,927,783,765
Interest accrual	518,424,024
Effect of foreign currency exchange differences	287,691,637
Effect of exchange rate differences	330,042,463
Interest payments	(517,407,711)
Principal payments	(3,521,683,295)
Ending balance	$ 4,363,879,243